Non-controlling interests - Summary of non-controlling interests (Details) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)		Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2022 EUR (€)
Non-controlling interests
Total assets	€ 470,260				€ 614,086
Total equity/(deficits)	(281,671)				(32,911)		€ 165,628					€ 300,806
Total revenue	240,498				291,864	[1]	386,976	[1]
Net loss	€ (263,345)				€ (189,295)	[1]	€ (146,253)	[1]
Arpge SAS
Non-controlling interests
Group's percentage interest	95.27%	95.27%	95.27%	95.27%	95.27%
Non-controlling interest percentage	4.73%	4.73%	4.73%	4.73%
Functional currency	Euro	Euro	Euro	Euro
Total assets	€ 143,010
Total equity/(deficits)	(103,839)
Total revenue	57,627
Net loss	€ (93,669)
Wolford AG
Non-controlling interests
Group's percentage interest	74.65%	74.65%	74.65%	74.65%	61.02%
Non-controlling interest percentage	25.35%	25.35%	25.35%	25.35%
Functional currency	Euro	Euro	Euro	Euro
Total assets	€ 124,991
Total equity/(deficits)	(86,331)
Total revenue	75,586
Net loss	€ (57,930)
St. John Knits International, Incorporated
Non-controlling interests
Group's percentage interest	96.95%	96.95%	96.95%	96.95%	96.95%
Non-controlling interest percentage	3.05%	3.05%	3.05%	3.05%
Functional currency	USD	USD	USD	USD
Total assets | $									$ 89,474
Total equity/(deficits) | $									$ (171,681)
Total revenue | $		$ 78,238
Net loss | $		$ (25,960)
St. John China Holdings Limited
Non-controlling interests
Group's percentage interest	77.56%	77.56%	77.56%	77.56%	77.56%
Non-controlling interest percentage	22.44%	22.44%	22.44%	22.44%
Functional currency	HKD	HKD	HKD	HKD
Total assets | $										$ 875
Total equity/(deficits) | $										$ (9,205)
Total revenue | $			$ 374
Net loss | $			$ (22)
Sergio Rossi S.p.A
Non-controlling interests
Group's percentage interest	99.78%	99.78%	99.78%	99.78%	99.09%
Non-controlling interest percentage	0.22%	0.22%	0.22%	0.22%
Functional currency	Euro	Euro	Euro	Euro
Total assets	€ 51,983
Total equity/(deficits)	16,348
Total revenue	29,535
Net loss	€ (20,317)
FFG
Non-controlling interests
Group's percentage interest	80.00%	80.00%	80.00%	80.00%	80.00%
Non-controlling interest percentage	20.00%	20.00%	20.00%	20.00%
Functional currency	CNY	CNY	CNY	CNY
Total assets | ¥											¥ 7,795
Total equity/(deficits) | ¥											(1,728)
Total revenue | ¥				¥ 252
Net loss | ¥				¥ (1,935)
Fulang Fabric R&D Technology (Haining) Co., Ltd
Non-controlling interests
Group's percentage interest	60.00%	60.00%	60.00%	60.00%
Non-controlling interest percentage	40.00%	40.00%	40.00%	40.00%
Functional currency	CNY	CNY	CNY	CNY
Total assets | ¥											403
Total equity/(deficits) | ¥											¥ (97)
Total revenue | ¥				¥ 539
Net loss | ¥				¥ (190)

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).